Unaudited interim consolidated statement of financial position - BRL (R$) R$ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	R$ 27,588	R$ 84,687
Marketable securities	42	42
Trade accounts receivable	640,683	669,237
Inventories	12,338	11,365
Taxes recoverable	106,282	101,870
Other receivables	49,233	34,947
Total current assets before assets held for sale	836,166	902,148
Assets held for sale	0	6,580
Total current assets	836,166	908,728
Non-current assets
Related parties	15,822	14,518
Trade accounts receivable	158,584	108,869
Taxes recoverable	48,133	52,141
Prepaid expenses	167	174
Deferred taxes	6,707	44
Other receivables	16,359	14,473
Investments	9,240	7,206
Property, plant and equipment	664,223	689,451
Intangible assets	579,129	588,238
Total non-current assets	1,498,364	1,475,114
Total assets	2,334,530	2,383,842
Current liabilities
Loans and financing	10,923	14,139
Trade accounts payable	136,607	128,113
Provision for landfill closure	7,288	20,651
Labor payable	114,720	117,925
Tax liabilities	171,861	169,505
Related parties	70,017	82,788
Advances from customers	18,255	16,492
Accounts payable from land acquisition	8,715	8,965
Other liabilities	24,684	32,992
Current liabilities before discontinued operation	563,070	591,570
Obligations related to discontinued operation	28,523	23,787
Total current liabilities	591,593	615,357
Non-current liabilities
Loans and financing	549,769	371,375
Debentures	942,088	1,068,979
Provision for landfill closure	101,725	92,881
Provision for legal proceedings	59,538	147,762
Tax liabilities	511,128	395,784
Deferred taxes	141,055	137,028
Accounts payable from land acquisition	6,602	10,412
Other liabilities	450	168
Total Non-current liabilities	2,312,355	2,224,389
Equity
Capital	17	17
Capital reserve	1,081,426	1,068,195
Other comprehensive income	4,734	1,768
Accumulated losses	(1,637,632)	(1,520,751)
Equity attributable to parent	(551,455)	(450,771)
Non-controlling interest	(17,963)	(5,133)
Total equity (capital deficiency)	(569,418)	(455,904)
Total liabilities and equity	R$ 2,334,530	R$ 2,383,842